Income and mining taxes (Schedule of reconciliation to statutory tax rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Profit before tax	$ 151,830	$ 95,815
Statutory tax rate	26.20%	26.30%
Tax expense at statutory rate	$ 39,779	$ 25,199
Effect of Deductions related to mining taxes	(6,937)	(3,249)
Adjusted income taxes	32,842	21,950
Mining tax expense	18,827	15,959
Adjusted income tax expense after mining tax expense (recovery)	51,669	37,909
Permanent differences related to capital items	371	(321)
Permanent differences related to other income tax permanent differences	870	3,839
Withholding tax on dividends	11,750	0
Impact of remeasurement on decommissioning liability	(6,363)	(38,950)
Temporary income tax differences not recognized	5,448	(509)
Recognition of previously unrecognized deferred tax assets	(5,335)	(3,943)
Impact related to differences in tax rates in foreign operations	27,931	15,339
Impact of changes to statutory tax rates	878	958
Foreign exchange on non-monetary items	(7,384)	13,094
Impact related to tax assessments and tax return amendments	1,906	(1,983)
Other	546	0
Tax expense	$ 82,287	$ 25,433